Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
ke:EBP001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are shares of mutual and common collective trust funds which are managed by The Vanguard Fiduciary Trust Company. The Vanguard Fiduciary Trust Company is the trustee as defined by the Plan and these transactions qualify as exempt party-in-interest transactions. Fees paid by the Plan for investment management services were included as a reduction of the return earned on each fund. Administrative expenses paid to Vanguard totaled $120,492 for the year ended December 31, 2025.
As of December 31, 2025 and 2024, the Plan held approximately 89,668 and 135,790 shares of common stock, respectively, of Kimball Electronics, Inc., the sponsoring employer, with a cost basis of $1,238,114 and $1,851,027, respectively. No dividend income was recorded for the years ended December 31, 2025 and 2024.
Notes receivable from participants are also considered party-in-interest transactions.